Cover	9 Months Ended
Sep. 30, 2025
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	NeOnc Technologies Holdings, Inc.
Entity Central Index Key	0001979414
Entity Tax Identification Number	92-1954864
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	23975 Park Sorrento
Entity Address, Address Line Two	Suite 205
Entity Address, City or Town	Calabasas
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91302
City Area Code	(310)
Local Phone Number	663-7831
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	23975 Park Sorrento
Entity Address, Address Line Two	Suite 205
Entity Address, City or Town	Calabasas
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91302
City Area Code	(310)
Local Phone Number	663-7831
Contact Personnel Name	Amir Farrokh Heshmatpour